Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q1PH

Schedule of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Schedule of Investments 14

Franklin High Income Trust
Schedule of Investments (unaudited), December 31, 2023
Franklin High Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.5%
Independent Power and Renewable Electricity Producers 1.1%
a
Talen Energy Corp. .................................... United States 186,906 $ 11,961,984
a
Talen Energy Corp. .................................... United States 269,744 17,263,616
29,225,600
Metals & Mining 0.1%
Alpha Metallurgical Resources, Inc. ........................ United States 4,346 1,472,946
Oil, Gas & Consumable Fuels 0.3%
a
Amplify Energy Corp. .................................. United States 8,816 52,279
Birch Permian Holdings, Inc. ............................. United States 690,410 7,191,656
California Resources Corp. .............................. United States 1,425 77,919
Chesapeake Energy Corp. .............................. United States 17,102 1,315,828
8,637,682
Total Common Stocks (Cost $44,950,735) ......................................
39,336,228
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 ...................... United States 3,278 63,527
a,b
Canvas Energy, Inc., 10/01/24 ............................ United States 13 —
a,b
Canvas Energy, Inc., 10/01/25 ............................ United States 13 —
63,527
Total Warrants (Cost $–) ......................................................
63,527
Principal
Amount
*
Corporate Bonds 91.7%
Aerospace & Defense 0.6%
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 8,500,000 8,706,822
Senior Secured Note, 144A, 7.125%, 12/01/31 ............. United States 7,500,000 7,868,738
16,575,560
Automobile Components 2.5%
c
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 13,100,000 13,881,991
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 7,900,000 8,170,670
c
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 5,400,000 4,776,892
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 19,500,000 17,604,975
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 9,239,640
Senior Note, 5%, 7/15/29 ............................. United States 15,000,000 14,190,991
67,865,159
Automobiles 0.8%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 22,200,000 21,660,771
Banks 0.6%
d,e
JPMorgan Chase & Co. , R , Junior Sub. Bond , FRN , 8.939% ,
( 3-month SOFR + 3.562% ), Perpetual .................... United States 15,000,000 15,168,750
Beverages 0.4%
c
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 11,500,000 10,609,298

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 2.9%
c
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 6,200,000 $ 6,250,428
c
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................... United States 10,500,000 10,775,625
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,642,050
c
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 10,513,125
c
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 20,500,000 20,963,710
c
JELD-WEN, Inc. ,
Senior Bond, 144A, 4.875%, 12/15/27 .................... United States 2,000,000 1,892,100
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 3,804,000 3,684,288
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................... United States 20,900,000 21,992,569
77,713,895
Capital Markets 0.6%
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 6,100,000 5,695,191
UBS Group AG , Senior Note , 4.55% , 4/17/26 ................
Switzerland 9,900,000 9,774,925
15,470,116
Chemicals 3.2%
c,f,g
Anagram Holdings LLC / Anagram International, Inc. , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,891,272 37,825
c
ASP Unifrax Holdings, Inc. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 5,000,000 3,616,996
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 4,100,000 2,403,977
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 14,000,000 14,690,255
c
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 10,769,092
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 4,200,000 3,870,790
c
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 18,047,250
c,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 5,040,000 3,676,002
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 19,000,000 18,596,250
c
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 313,000 303,410
c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 11,800,000 9,371,809
85,383,656
Commercial Services & Supplies 1.1%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 14,283,142
c
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 16,100,000 14,937,902
29,221,044
Communications Equipment 0.5%
c
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 1,635,000 1,334,062
c
CommScope, Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 5,569,024
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 2,500,000 2,230,500
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 ................ United States 6,100,000 4,796,125
13,929,711

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering 0.5%
c
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 $ 5,035,230
c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 8,318,316
13,353,546
Construction Materials 0.1%
c
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 2,800,000 2,983,358
Consumer Finance 1.5%
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 7,127,723
Senior Note, 6.625%, 1/15/28 .......................... United States 10,400,000 10,507,161
Senior Note, 9%, 1/15/29 ............................. United States 7,300,000 7,723,977
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 15,000,000 13,841,925
39,200,786
Consumer Staples Distribution & Retail 0.8%
c
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 16,800,000 15,273,754
c
US Foods, Inc. , Senior Note , 144A, 7.25% , 1/15/32 ............ United States 7,200,000 7,516,528
22,790,282
Containers & Packaging 4.2%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 8,100,000 6,302,122
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 11,096,096
c
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 6,200,000 6,269,750
c
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 30,000,000 29,479,197
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 10,500,000 10,695,100
c
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 9,175,294
c
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 3,961,000 3,966,269
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 3,500,000 3,552,990
c
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,620,506
c
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 22,800,000 21,332,250
c
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 2,100,000 2,061,420
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 5,500,062
112,051,056
Distributors 0.5%
c
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 6,500,000 6,937,840
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 6,300,000 6,494,181
13,432,021
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 14,300,000 12,822,238
Diversified REITs 1.6%
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 13,299,660
c
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 14,500,000 12,226,255

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 5.75%, 2/01/27 ...................... United States 2,500,000 $ 2,509,330
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 7,556,630
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 6,435,876
42,027,751
Diversified Telecommunication Services 2.7%
c
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 6,182,738
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,385,516
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 2,872,688
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 10,289,396
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 9,479,602
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 2,975,868
Senior Note, 144A, 6.375%, 9/01/29 ..................... United States 8,000,000 7,899,941
c
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 5,193,544
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 10,356,467
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 15,900,000 14,176,599
71,812,359
Electric Utilities 1.0%
c
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 21,300,000 21,023,503
Senior Note, 144A, 7.75%, 10/15/31 ..................... United States 5,700,000 5,924,232
26,947,735
Electrical Equipment 1.6%
c
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 7,900,000 8,240,363
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 9,700,000 9,960,091
c
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 11,000,000 10,234,676
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 15,397,048
43,832,178
Electronic Equipment, Instruments & Components 0.3%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 8,459,187
Energy Equipment & Services 3.6%
c
CSI Compressco LP / CSI Compressco Finance, Inc. ,
f
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 18,503,281
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,500,400
c
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 15,100,000 14,582,274
c
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,525,978
c
Nabors Industries, Inc. ,
Senior Note, 144A, 7.375%, 5/15/27 ..................... United States 6,200,000 6,080,609
Senior Note, 144A, 9.125%, 1/31/30 ..................... United States 4,600,000 4,622,655
c
Oceaneering International, Inc. , Senior Note , 144A, 6% , 2/01/28 .. United States 6,000,000 5,822,460
c
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 1,800,000 1,868,728
c
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 15,010,000 15,693,788
c
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 11,000,000 11,494,604
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 1,664,000 1,723,436
97,418,213

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.6%
c
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 15,300,000 $ 15,766,879
Financial Services 2.6%
c
GGAM Finance Ltd. ,
Senior Note, 144A, 8%, 2/15/27 ........................ Ireland 11,100,000 11,391,819
Senior Note, 144A, 8%, 6/15/28 ........................ Ireland 15,400,000 15,949,996
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 16,860,965
c
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ..................... United States 9,300,000 8,959,062
Senior Note, 144A, 5%, 10/01/29 ....................... United States 5,000,000 4,133,001
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 4,800,000 4,822,824
c
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 7,061,544
69,179,211
Food Products 1.1%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 3,190,000 3,143,793
Senior Note, 5.25%, 9/15/27 ........................... United States 4,800,000 4,366,331
Pilgrim's Pride Corp. , Senior Bond , 6.875% , 5/15/34 ...........
United States 19,600,000 21,184,327
28,694,451
Ground Transportation 1.0%
c
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ........ United Kingdom 1,800,000 1,632,949
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 14,700,000 12,761,879
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............... United States 12,100,000 12,495,755
26,890,583
Health Care Equipment & Supplies 1.2%
c
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 10,000,000 10,561,900
c
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 9,000,000 9,625,016
c
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 9,722,339
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 3,100,000 2,806,598
32,715,853
Health Care Providers & Services 5.9%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 12,000,000 10,014,254
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 12,246,778
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,127,925
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 1,163,256
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 4,411,296
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 2,469,000 2,462,995
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 5,489,612
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 1,159,470
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 5,407,620
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 5,445,222
Senior Secured Note, 144A, 10.875%, 1/15/32 ............. United States 5,200,000 5,441,176
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 14,593,709
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 18,700,000 17,110,500
c
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 6,958,695
c
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 24,600,000 20,014,488

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 14,500,000 $ 14,581,287
Senior Secured Note, 4.875%, 1/01/26 ................... United States 5,000,000 4,947,186
Senior Secured Note, 4.25%, 6/01/29 .................... United States 8,500,000 7,922,746
Senior Secured Note, 6.125%, 6/15/30 ................... United States 14,600,000 14,780,120
158,278,335
Health Care REITs 0.8%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 11,400,000 10,203,946
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 10,150,711
20,354,657
Hotel & Resort REITs 0.5%
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 ...................... United States 6,000,000 6,241,870
Senior Note, 144A, 4.5%, 2/15/29 ....................... United States 6,500,000 6,050,562
12,292,432
Hotels, Restaurants & Leisure 7.4%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 8,500,000 7,634,096
b,c,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 —
c
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 15,500,000 15,848,750
c
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 5,600,000 5,272,146
c
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 15,600,000 15,654,194
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,800,000 6,977,222
c
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 7,003,639
c
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 7,436,554
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 23,428,404
c
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 10,000,000 10,891,940
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 13,200,000 11,604,747
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 5,300,000 5,200,424
c
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 4,073,162
c
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,200,000 5,084,834
c
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 9,200,000 9,115,112
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 5,800,000 5,745,168
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 13,900,000 15,135,349
c
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 9,800,000 9,247,170
c
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 18,091,905
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 15,000,000 15,638,730
199,083,546
Household Durables 2.4%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 11,575,629
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 7,180,487
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 .. United States 9,000,000 9,521,280

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 9,000,000 $ 9,327,267
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 .......... United States 14,200,000 15,114,125
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 11,226,600
63,945,388
Independent Power and Renewable Electricity Producers 1.7%
c
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 12,376,304
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 11,611,651
c
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 7,676,729
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 7,000,000 6,749,288
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 6,173,830
44,587,802
Insurance 0.9%
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 ..................... United States 5,400,000 5,386,500
Senior Secured Note, 144A, 6.75%, 4/15/28 ............... United States 2,500,000 2,559,137
Senior Secured Note, 144A, 7%, 1/15/31 .................. United States 2,400,000 2,533,176
c
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 12,000,000 12,666,801
23,145,614
IT Services 1.8%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 7,472,608
c
Cogent Communications Group, Inc. ,
Senior Note, 144A, 7%, 6/15/27 ........................ United States 4,000,000 4,023,740
Senior Secured Note, 144A, 3.5%, 5/01/26 ................ United States 3,900,000 3,736,941
c
Gartner, Inc. ,
Senior Bond, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,310,427
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 8,825,256
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 3,976,164
c
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 4,164,912
c
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,741,817
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 7,358,508
48,610,373
Machinery 1.2%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ........................................... France 15,300,000 16,044,199
c
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 11,400,000 11,930,066
c
Titan Acquisition Ltd. / Titan Co-Borrower LLC , Senior Note , 144A,
7.75% , 4/15/26 ..................................... Canada 3,500,000 3,525,462
31,499,727
Media 4.6%
c
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 3,016,926
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 4,919,979
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 10,700,000 8,906,951
Senior Secured Note, 144A, 9%, 9/15/28 .................. United States 3,500,000 3,654,665

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 21,000,000 $ 20,572,463
c
Senior Note, 144A, 11.25%, 5/15/28 ..................... United States 16,700,000 17,218,786
c,g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 593,250
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 13,300,000 681,625
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 9,780,128
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 9,700,000 9,103,912
c
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 7,994,750
c
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 3,990,000 3,912,055
c
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 4,050,089
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ..................... United States 3,200,000 2,856,499
Senior Note, 144A, 4.25%, 1/15/29 ...................... United States 8,000,000 7,226,680
Senior Secured Note, 144A, 7.375%, 2/15/31 .............. United States 4,100,000 4,308,137
c
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 11,661,083
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 684,000 682,040
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 4,000,000 3,573,531
124,713,549
Metals & Mining 1.7%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ......................
United States 11,900,000 12,395,296
c
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 14,540,650
c
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 8,702,891
c
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 7,253,812
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 1,941,905
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,507,302
46,341,856
Mortgage Real Estate Investment Trusts (REITs) 1.0%
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 24,900,000 20,974,560
c
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 5,147,384
26,121,944
Oil, Gas & Consumable Fuels 12.4%
c
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,541,535
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 4,126,498
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 7,400,000 7,277,715
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 2,600,000 2,490,155
Senior Note, 4%, 3/01/31 ............................. United States 14,300,000 13,019,687
c
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.875%, 2/01/29 ..................... United States 5,000,000 4,905,239
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 13,300,000 13,437,961
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 11,200,000 11,526,480

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 12,800,000 $ 13,378,496
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 12,800,000 13,642,202
c
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 4,978,365
c
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,522,828
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 5,600,000 5,158,515
c
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 27,800,000 27,843,611
Energy Transfer LP ,
Senior Note, 5.75%, 4/01/25 ........................... United States 9,900,000 9,910,147
c
Senior Note, 144A, 8%, 4/01/29 ........................ United States 2,300,000 2,394,818
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 2,057,275
c
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,354,317
c
Senior Note, 144A, 6.5%, 9/01/30 ....................... United States 12,200,000 12,469,754
c
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 1,900,000 1,958,942
c
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 14,481,134
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 4,838,201
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 4,300,000 4,142,602
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,400,000 2,320,357
Senior Note, 144A, 6%, 4/15/30 ........................ United States 4,000,000 3,884,626
Senior Note, 144A, 8.375%, 11/01/33 .................... United States 5,100,000 5,411,024
c
Kinetik Holdings LP ,
Senior Note, 144A, 6.625%, 12/15/28 .................... United States 4,800,000 4,893,293
Senior Note, 144A, 5.875%, 6/15/30 ..................... United States 9,200,000 9,037,822
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 30,800,000 31,666,913
b,c,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 —
c
PBF Holding Co. LLC / PBF Finance Corp. , Senior Note , 144A,
7.875% , 9/15/30 ..................................... United States 2,800,000 2,854,838
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 4,800,000 4,813,565
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 4,278,118
Senior Note, 4.5%, 4/30/30 ............................ United States 5,000,000 4,634,261
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 4,900,000 4,323,201
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 5,359,853
Senior Secured Note, 144A, 6.25%, 1/15/30 ............... United States 4,100,000 4,083,228
c
Venture Global LNG, Inc. ,
Senior Secured Note, 144A, 8.125%, 6/01/28 .............. United States 12,900,000 13,039,410
Senior Secured Note, 144A, 9.5%, 2/01/29 ................ United States 3,100,000 3,282,255
Senior Secured Note, 144A, 8.375%, 6/01/31 .............. United States 9,800,000 9,809,676
c
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ........ United States 12,100,000 12,537,173
Vital Energy, Inc. ,
Senior Note, 10.125%, 1/15/28 ......................... United States 9,000,000 9,254,826
Senior Note, 9.75%, 10/15/30 .......................... United States 9,000,000 9,336,834
331,277,750
Paper & Forest Products 0.2%
c
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 5,775,301

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 1.3%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 14,166,667 $ 14,074,888
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 1,951,815
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 10,037,353
c
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,633,014
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 5,149,542
33,846,612
Personal Care Products 0.9%
c
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 12,200,000 12,636,577
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC , Senior Secured Note , 144A, 6.625% , 7/15/30 ........ United States 12,200,000 12,540,809
25,177,386
Pharmaceuticals 1.9%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,021,000 5,875,623
c
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 2,114,000 1,186,626
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 2,095,786
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 5,913,939
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 7,692,000 5,611,160
c,g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 506,160
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 318,701
c,g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 3,012,324
c,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 8.5% , 4/01/27 United States 4,273,000 2,739,057
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 10,162,748
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 860,509
Senior Note, 7.875%, 9/15/29 .......................... Israel 6,400,000 6,905,670
Senior Note, 8.125%, 9/15/31 .......................... Israel 6,400,000 6,987,719
52,176,022
Real Estate Management & Development 1.2%
c
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 13,900,000 13,774,136
c
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 10,490,584
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ..................................... United States 8,800,000 9,229,880
33,494,600
Software 1.1%
c
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 14,264,860
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 9,400,000 8,597,113
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 6,700,000 5,836,136
28,698,109
Specialized REITs 0.7%
c
Iron Mountain, Inc. ,
Senior Bond, 144A, 5.625%, 7/15/32 ..................... United States 6,400,000 6,073,698
Senior Note, 144A, 7%, 2/15/29 ........................ United States 12,600,000 12,959,138
19,032,836

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 1.1%
c
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 14,310,000 $ 15,251,383
c
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 15,600,000 9,838,218
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 3,323,586
c
Party City Corp. , Senior Secured Bond , 144A, 10.821% , ( 6-month
USD LIBOR + 5% ), 12/31/49 ........................... United States 1,851,810 216,202
c
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 2,800,000 2,342,399
30,971,788
Textiles, Apparel & Luxury Goods 0.3%
c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 8,600,000 8,435,275
Trading Companies & Distributors 1.1%
c
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .... United States 15,400,000 15,863,540
c
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 9,919,223
c
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 4,600,000 4,731,284
30,514,047
Wireless Telecommunication Services 1.0%
c
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 3,897,755
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 14,529,515
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ................................. Bermuda 455,833 24,015
T-Mobile USA, Inc. , Senior Note , 2.625% , 2/15/29 .............
United States 9,200,000 8,291,858
26,743,143
Total Corporate Bonds (Cost $2,643,608,225) ...................................
2,459,093,739
Senior Floating Rate Interests 2.6%
h
Chemicals 1.1%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 10.022%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 8,569,500 8,255,813
Second Lien, Initial CME Term Loan, 12.893%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 9,279,070 7,875,611
PMHC II, Inc. , Initial CME Term Loan, B , 9.807% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 12,936,250 12,428,243
28,559,667
a a a a a a
Health Care Technology 0.4%
h
athenahealth Group, Inc. , Initial CME Term Loan , 8.606% , ( 1-month
SOFR + 3.25% ), 2/15/29 .............................. United States 11,503,295 11,468,785
Hotels, Restaurants & Leisure 0.5%
h
Fertitta Entertainment LLC , Initial CME Term Loan, B , 9.356% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 12,870,750 12,892,888
h
Media 0.2%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 9.145% ,
( 3-month SOFR + 3.5% ), 8/21/26 ........................ United States 2,931,472 2,906,423
g
Diamond Sports Group LLC , First Lien, CME Term Loan , 12.775% ,
( 3-month SOFR + 8% ), 5/25/26 ......................... United States 2,644,257 2,003,025
4,909,448
a a a a a a

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Software 0.4%
h
McAfee Corp. , CME Term Loan, B1 , 9.193% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 10,244,000 $ 10,229,095
Total Senior Floating Rate Interests (Cost $70,247,752) ..........................
68,059,883
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 274,000
Total Escrows and Litigation Trusts (Cost $450,961) .............................
274,000
Total Long Term Investments (Cost $2,759,257,673) .............................
2,566,827,377
a
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.4%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 63,699,921 63,699,921
Total Money Market Funds (Cost $63,699,921) ..................................
63,699,921
Total Short Term Investments (Cost $63,699,921 ) ................................
63,699,921
a
Total Investments (Cost $2,822,957,594) 98.2% ..................................
$2,630,527,298
Other Assets, less Liabilities 1.8% .............................................
50,098,806
Net Assets 100.0% ...........................................................
$2,680,626,104
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $2,073,339,246, representing 77.3% of net assets.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See Note 3 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund's NAV is not calculated, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $49,084,957 $160,357,094 $(145,742,130) $— $— $63,699,921 63,699,921 $1,014,860
Total Affiliated Securities ... $49,084,957 $160,357,094 $(145,742,130) $— $— $63,699,921 $1,014,860
2. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Independent Power and Renewable Electricity
Producers .......................... $ 17,263,616 $ 11,961,984 $ — $ 29,225,600
Metals & Mining ....................... 1,472,946 — — 1,472,946
Oil, Gas & Consumable Fuels ............. 1,446,026 7,191,656 — 8,637,682
Warrants :
Oil, Gas & Consumable Fuels ............. 63,527 — —
a
63,527
Corporate Bonds :
Aerospace & Defense ................... — 16,575,560 — 16,575,560
Automobile Components ................. — 67,865,159 — 67,865,159
Automobiles .......................... — 21,660,771 — 21,660,771
Banks ............................... — 15,168,750 — 15,168,750
Beverages ........................... — 10,609,298 — 10,609,298
Building Products ...................... — 77,713,895 — 77,713,895
Capital Markets ........................ — 15,470,116 — 15,470,116
Chemicals ........................... — 85,383,656 — 85,383,656
Commercial Services & Supplies ........... — 29,221,044 — 29,221,044
Communications Equipment .............. — 13,929,711 — 13,929,711
Construction & Engineering ............... — 13,353,546 — 13,353,546
Construction Materials .................. — 2,983,358 — 2,983,358
Consumer Finance ..................... — 39,200,786 — 39,200,786
Consumer Staples Distribution & Retail ...... — 22,790,282 — 22,790,282
Containers & Packaging ................. — 112,051,056 — 112,051,056
Distributors ........................... — 13,432,021 — 13,432,021
Diversified Consumer Services ............ — 12,822,238 — 12,822,238
Diversified REITs ...................... — 42,027,751 — 42,027,751
Diversified Telecommunication Services ..... — 71,812,359 — 71,812,359
Electric Utilities ........................ — 26,947,735 — 26,947,735
Electrical Equipment .................... — 43,832,178 — 43,832,178
Electronic Equipment, Instruments &
Components ........................ — 8,459,187 — 8,459,187
Energy Equipment & Services ............. — 97,418,213 — 97,418,213
Entertainment ......................... — 15,766,879 — 15,766,879
Financial Services ...................... — 69,179,211 — 69,179,211
Food Products ........................ — 28,694,451 — 28,694,451
Ground Transportation .................. — 26,890,583 — 26,890,583
Health Care Equipment & Supplies ......... — 32,715,853 — 32,715,853
Health Care Providers & Services .......... — 158,278,335 — 158,278,335
Health Care REITs ..................... — 20,354,657 — 20,354,657
Hotel & Resort REITs ................... — 12,292,432 — 12,292,432
Hotels, Restaurants & Leisure ............. — 199,083,546 —
a
199,083,546
Household Durables .................... — 63,945,388 — 63,945,388
Independent Power and Renewable Electricity
Producers .......................... — 44,587,802 — 44,587,802
Insurance ............................ — 23,145,614 — 23,145,614
IT Services ........................... — 48,610,373 — 48,610,373
Machinery ............................ — 31,499,727 — 31,499,727
Media ............................... — 124,713,549 — 124,713,549
Metals & Mining ....................... — 46,341,856 — 46,341,856
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 26,121,944 — 26,121,944
Oil, Gas & Consumable Fuels ............. — 331,277,750 — 331,277,750
Paper & Forest Products ................. — 5,775,301 — 5,775,301
Passenger Airlines ..................... — 33,846,612 — 33,846,612
Personal Care Products ................. — 25,177,386 — 25,177,386
4. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Pharmaceuticals ....................... $ — $ 52,176,022 $ — $ 52,176,022
Real Estate Management & Development .... — 33,494,600 — 33,494,600
Software ............................. — 28,698,109 — 28,698,109
Specialized REITs ...................... — 19,032,836 — 19,032,836
Specialty Retail ........................ — 30,971,788 — 30,971,788
Textiles, Apparel & Luxury Goods .......... — 8,435,275 — 8,435,275
Trading Companies & Distributors .......... — 30,514,047 — 30,514,047
Wireless Telecommunication Services ....... — 26,743,143 — 26,743,143
Senior Floating Rate Interests ............... — 68,059,883 — 68,059,883
Escrows and Litigation Trusts ............... — 274,000 —
a
274,000
Short Term Investments ................... 63,699,921 — — 63,699,921
Total Investments in Securities ........... $83,946,036 $2,546,581,262 $— $2,630,527,298
a
Includes financial instruments determined to have no value.
Currency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.